Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Information for each of the last three completed fiscal years is shown in the table below for each principal executive officer (“PEO”) and for our non-PEO
named executive officers
(“Non-PEO
NEOs”) as averages.

	PEO Pay (1)						Non-PEO NEOs Pay (2)		Value of Initial Fixed $100 Investment Based on:		Other Performance Measures

	Summary Compensation Table Total ($)			Compensation “Actually Paid” ($) (3)			Average Summary Compensation Table Total Compensation ($)	Average Compensation “Actually Paid” (3) ($)	Total Shareholder Return (TSR) (4) ($)	“Peer Group” Total Shareholder Return (TSR) (4) ($)	Net Income (5) ($ in millions)	Company- Selected Measure– Adjusted EPS (6)

Year	Lesar	Somerhalder	Prochazka	Lesar	Somerhalder	Prochazka

2022	$13,868,875			$29,552,666			$2,551,102	$4,418,767	$119.5	$111.2	$1,008	$1.38

2021	$37,809,810			$52,998,434			$8,318,875	$10,539,727	$108.7	$113.9	$1,391	$1.27

2020	$11,946,295	$3,075,656	$6,656,290	$13,546,218	$3,066,727	$5,704,640	$2,812,497	$2,201,357	$82.1	$99.4	($949)	$1.17

(1)
Our PEOs during the last three completed fiscal years were Scott Prochazka, John Somerhalder II, and David Lesar. Messrs. Prochazka, Somerhalder and Lesar were each PEOs in 2020. Mr. Lesar was the only PEO for years 2021 and 2022.

(2)	Our Non-PEO NEOs for the last three completed fiscal years are as follows:

For 2020, Jason Wells, Milton Carroll, Kristie Colvin, Scott Doyle, Gregory Knight, Xia Liu, and Joseph Vortherms;

For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll; and

For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight.

(3)
Compensation “actually paid” for each fiscal year is the total compensation reported in the Summary Compensation table for that year adjusted by the following amounts. The amounts for the non-PEO
NEOs are provided as averages. For purposes of these adjustments, PSUs based on a TSR performance objective, whether vested, unvested, or forfeited, were valued using Monte Carlo simulation. PSUs based on a non-TSR
performance objective, whether vested, unvested, or forfeited, were valued using the closing trading price for CenterPoint Energy common stock on the applicable valuation date and assuming projected achievement as of the end of the fiscal year.

	2022
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	13,867,875	2,551,102

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,481,240)	(1,336,621)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	31,373

Increase for Service Cost and Prior Service Cost for Pension Plans	—	15,906

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	12,542,520	1,976,680

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,550,496	127,670

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	5,034,164	523,494

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	5,038,851	529,165

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—

Total Compensation Actually Paid	29,552,666	4,418,767

	2021
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	37,809,810	8,318,875

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(33,359,999)	(1,563,500)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(31,811)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	16,623

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	41,286,596	2,575,657

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,063,262	143,224

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	53,451	173,972

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	6,145,315	968,869

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	(62,183)

Total Compensation Actually Paid	52,998,434	10,539,727

	2020
Actually Paid Adjustments	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka

Summary Compensation Table (SCT) Total ($)	11,946,295	3,075,656	6,656,290	2,812,497

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,169,996)	(2,272,619)	—	(1,608,708)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(8,929)	1,008,367	(59,849)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	140,749	14,403

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	9,382,862	—	—	1,305,346

Increase for Fair Value of Awards Granted During Year that Vest During Year	149,996	2,272,619	—	71,428

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	237,061	—	528,003	79,014

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	(777,086)	(82,302)

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	(1,283,285)	(117,485)

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	(568,399)	(212,986)

Total Compensation Actually Paid	13,546,218	3,066,727	5,704,640	2,201,357

(4)
Cumulative TSR is determined for the measurement period starting 12/31/2019 and ending on 12/31/2022, 12/31/2021, and 12/31/2020, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2019 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

(5)	Amounts shown are consolidated net income reported pursuant to GAAP in our annual report on Form 10-K.

(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP
metric which includes net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, income and expenses related to ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact including expenses associated with certain mergers and divestitures and other potential impact, such as changes in accounting standards, impairments or unusual items, which could have a material impact on GAAP reported results. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]
(2)	Our Non-PEO NEOs for the last three completed fiscal years are as follows:

For 2020, Jason Wells, Milton Carroll, Kristie Colvin, Scott Doyle, Gregory Knight, Xia Liu, and Joseph Vortherms;

For 2021, Jason Wells, Scott Doyle, Kenneth Mercado, Monica Karuturi, and Milton Carroll; and

For 2022, Jason Wells, Scott Doyle, Monica Karuturi, and Gregory Knight.

Peer Group Issuers, Footnote [Text Block]
(4)
Cumulative TSR is determined for the measurement period starting 12/31/2019 and ending on 12/31/2022, 12/31/2021, and 12/31/2020, respectively. Peer group TSR is weighted based on market capitalization as of 12/31/2019 and is based on PHLX Utility Sector Index (UTY) TSR sourced from FactSet.

PEO Total Compensation Amount	$ 13,867,875	$ 37,809,810
PEO Actually Paid Compensation Amount	$ 29,552,666	52,998,434	$ 2,812,497
Adjustment To PEO Compensation, Footnote [Text Block]

	2022
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	13,867,875	2,551,102

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,481,240)	(1,336,621)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	31,373

Increase for Service Cost and Prior Service Cost for Pension Plans	—	15,906

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	12,542,520	1,976,680

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,550,496	127,670

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	5,034,164	523,494

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	5,038,851	529,165

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—

Total Compensation Actually Paid	29,552,666	4,418,767

	2021
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	37,809,810	8,318,875

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(33,359,999)	(1,563,500)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(31,811)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	16,623

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	41,286,596	2,575,657

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,063,262	143,224

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	53,451	173,972

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	6,145,315	968,869

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	(62,183)

Total Compensation Actually Paid	52,998,434	10,539,727

	2020
Actually Paid Adjustments	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka

Summary Compensation Table (SCT) Total ($)	11,946,295	3,075,656	6,656,290	2,812,497

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,169,996)	(2,272,619)	—	(1,608,708)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(8,929)	1,008,367	(59,849)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	140,749	14,403

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	9,382,862	—	—	1,305,346

Increase for Fair Value of Awards Granted During Year that Vest During Year	149,996	2,272,619	—	71,428

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	237,061	—	528,003	79,014

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	(777,086)	(82,302)

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	(1,283,285)	(117,485)

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	(568,399)	(212,986)

Total Compensation Actually Paid	13,546,218	3,066,727	5,704,640	2,201,357

Non-PEO NEO Average Total Compensation Amount	$ 2,551,102	8,318,875	2,812,497
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,418,767	10,539,727	2,201,357
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2022
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	13,867,875	2,551,102

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,481,240)	(1,336,621)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	31,373

Increase for Service Cost and Prior Service Cost for Pension Plans	—	15,906

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	12,542,520	1,976,680

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,550,496	127,670

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	5,034,164	523,494

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	5,038,851	529,165

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—

Total Compensation Actually Paid	29,552,666	4,418,767

	2021
Actually Paid Adjustments	PEO	Average Non-PEO NEOs

Summary Compensation Table (SCT) Total ($)	37,809,810	8,318,875

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(33,359,999)	(1,563,500)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(31,811)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	16,623

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	41,286,596	2,575,657

Increase for Fair Value of Awards Granted During Year that Vest During Year	—	—

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	1,063,262	143,224

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	53,451	173,972

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	6,145,315	968,869

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	(62,183)

Total Compensation Actually Paid	52,998,434	10,539,727

	2020
Actually Paid Adjustments	PEO			Average Non- PEO NEOs
	Lesar	Somerhalder	Prochazka

Summary Compensation Table (SCT) Total ($)	11,946,295	3,075,656	6,656,290	2,812,497

Deduction for Amounts Reported under the Stock Awards and Options Awards columns in the SCT	(8,169,996)	(2,272,619)	—	(1,608,708)

Deduction for Amounts Reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column in the SCT	—	(8,929)	1,008,367	(59,849)

Increase for Service Cost and Prior Service Cost for Pension Plans	—	—	140,749	14,403

Increase for Fair Value of Awards Granted During Year that Remain Unvested as of Year-End	9,382,862	—	—	1,305,346

Increase for Fair Value of Awards Granted During Year that Vest During Year	149,996	2,272,619	—	71,428

Increase for Dividends Paid on Unvested Shares/Share Units & Stock Options in Year	237,061	—	528,003	79,014

Increase/Deduction for Change in Fair Value from Prior Year-End to Vesting Date of Awards Granted Prior to Year that Vest During Year	—	—	(777,086)	(82,302)

Increase/Deduction for Change in Fair Value from Prior Year-End to Current Year-End of Awards Granted Prior to Year that were Outstanding and Unvested as of Year-End	—	—	(1,283,285)	(117,485)

Deduction of Fair Value of Prior Year Awards Forfeited During the Year	—	—	(568,399)	(212,986)

Total Compensation Actually Paid	13,546,218	3,066,727	5,704,640	2,201,357

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graphics show the relationships between executive compensation actually paid and cumulative TSR, net income, and adjusted EPS for the last three completed fiscal years. Compensation actually paid to
Non-PEO
NEOs are shown as averages. The graphic that shows the relationship between executive compensation actually paid and cumulative TSR includes a comparison of cumulative TSR of the Company and cumulative TSR of the peer group over the same period.

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
As required by Item
402
(v) of Regulation
S-K,
as adopted pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, we are providing information about the relationship between compensation actually paid to our named executive officers and each of the following company performance measures, which, in t he
company’s assessment, are also the most important financial performance measures used for the most recently completed fiscal year to link compensation ac tu
ally paid to our named executive officers to company performance:

Most Important Financial Performance Measures
Cumulative total shareholder return (TSR)
Net income
Adjusted EPS (company-selected financial performance measure)

Total Shareholder Return Amount	$ 119.5	108.7	82.1
Peer Group Total Shareholder Return Amount	111.2	113.9	99.4
Net Income (Loss)	$ 1,008,000,000	$ 1,391,000,000	$ (949,000,000)
Company Selected Measure Amount	1.38	1.27	1.17
Value Of Initial Fixed Investment Based On Total Shareholder Return	$ 100
Value Of Initial Fixed Investment Based On Peer Group Total Shareholder Return	$ 100
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative total shareholder return
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(6)
The company-selected measure represents what the company believes is the most important financial performance measure (other than company TSR or net income) used to link company performance and the compensation actually paid to our named executive officers. The company-selected measure is Adjusted EPS. An EPS financial measure aligns with our commitment to return value to investors through earnings and dividends paid. Adjusted EPS is a non-GAAP
metric which includes net income from electric and natural gas segments, as well as after tax corporate and other operating income and corporate overhead and adjusted for certain factors to reflect what we consider to be our fundamental business performance. Adjusted EPS excludes, among other items, earnings and losses from the change of value of ZENS and related securities, income and expenses related to ownership and disposal of certain midstream units, a corresponding amount of debt related to the units and allocation of associated corporate overhead, gain and impact including expenses associated with certain mergers and divestitures and other potential impact, such as changes in accounting standards, impairments or unusual items, which could have a material impact on GAAP reported results. For a full list of adjustments and reconciliation of Adjusted GAAP to consolidated income (loss) available to common shareholders and diluted EPS, the nearest GAAP metrics, please see Appendix A.

Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (1,608,708)
Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(59,849)
Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			79,014
Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(82,302)
Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			71,428
IncreaseDeduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(117,485)
Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			14,403
Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,305,346
Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(212,986)
David Lesar [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 13,868,875	$ 37,809,810	11,946,295
PEO Actually Paid Compensation Amount	$ 29,552,666	52,998,434	13,546,218
PEO Name	David Lesar
David Lesar [Member] | Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,169,996)
David Lesar [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Lesar [Member] | Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			237,061
David Lesar [Member] | Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Lesar [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			149,996
David Lesar [Member] | IncreaseDeduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Lesar [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
David Lesar [Member] | Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			9,382,862
David Lesar [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			3,075,656
PEO Actually Paid Compensation Amount			3,066,727
PEO Name	John Somerhalder II
John SomerhalderIi [Member] | Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(2,272,619)
John SomerhalderIi [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,929)
John SomerhalderIi [Member] | Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member] | Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,272,619
John SomerhalderIi [Member] | IncreaseDeduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member] | Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
John SomerhalderIi [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Scott Prochazka [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,656,290
PEO Actually Paid Compensation Amount			5,704,640
PEO Name	Scott Prochazka
Scott Prochazka [Member] | Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Scott Prochazka [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,008,367
Scott Prochazka [Member] | Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			528,003
Scott Prochazka [Member] | Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(777,086)
Scott Prochazka [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Scott Prochazka [Member] | IncreaseDeduction for Change in Fair Value From Prior Year End to Current Year End of Awards Granted Prior to Year that were Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,283,285)
Scott Prochazka [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			140,749
Scott Prochazka [Member] | Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0
Scott Prochazka [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (568,399)
PEO [Member] | Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,481,240)	(33,359,999)
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,550,496	1,063,262
PEO [Member] | Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,034,164	53,451
PEO [Member] | Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,038,851	6,145,315
PEO [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
PEO [Member] | Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	12,542,520	41,286,596
PEO [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Stock Awards and Options Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,336,621)	(1,563,500)
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	31,373	(31,811)
Non-PEO NEO [Member] | Dividends Paid on Unvested Shares [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	127,670	143,224
Non-PEO NEO [Member] | Change in Value of Awards Vesting in Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	523,494	173,972
Non-PEO NEO [Member] | Change in Value of Awards Granted [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	529,165	968,869
Non-PEO NEO [Member] | Fair Value of Awards Granted During Year that Vest During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0
Non-PEO NEO [Member] | Increase for Service Cost and Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,906	16,623
Non-PEO NEO [Member] | Increase for Fair Value of Awards Granted During Year that Remain Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,976,680	2,575,657
Non-PEO NEO [Member] | Deduction of Fair Value of Prior Year Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ (62,183)